Summary of Restricted Share Units Activity, SCL Equity Plan - Part 2 (Details) - 2009 SCL Equity Plan [Member] - Cash-settled restricted stock units [Member] shares in Thousands	12 Months Ended
Dec. 31, 2018 shares $ / shares
Summary of restricted share units activity [Line Items]
Unvested beginning balance (in shares) | shares	852
Number of other equity instruments modified to cash-settled from equity-settled | shares	852
Unvested ending balance (in shares) | shares	0
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 7.51
Modified to cash-settled/from equity-settled, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	7.51
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $ / shares	$ 0